Leases - 10K - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Leases [Abstract]
Operating cash flows from operating leases	$ 25,549	$ 20,896	$ 2,017